Lease commitments - (Summary of lease cost) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Finance lease expense
Amortization of right-of-use asset	¥ 14,676
Interest on lease liabilities	805
Operating lease expense	80,343
Short term lease expense	44,440
Lease payment	¥ 140,264